Expense Example - 21Shares Active Crypto ETF - 21Shares Active Crypto ETF Class	Mar. 17, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	$ 334